Jul. 31, 2020

Federated Hermes International Growth Fund

A Portfolio of Federated Hermes Adviser Series

INSTITUTIONAL SHARES (TICKER PIGDX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JULY 31, 2020

Effective April 23, 2021, the following changes are made to the summary prospectus and prospectus of Federated Hermes International Growth Fund.

1. The following language is added to the sections entitled "What are the Main Risks of Investing in the Fund?" and "What are the Specific Risks of Investing in the Fund?"

"Large Shareholder Risk. A significant percentage of the Fund's shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser or an affiliate of the Adviser may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund's net asset value and performance and could cause the Fund to sell securities at inopportune times in order to meet redemption requests."